CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Class A Ordinary Shares [Member]	Sep. 30, 2014 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Class B Ordinary Shares [Member]	Sep. 30, 2014 Consolidated VIEs [Member] USD ($)	Sep. 30, 2014 Consolidated VIEs [Member] CNY	Dec. 31, 2013 Consolidated VIEs [Member] USD ($)	Dec. 31, 2013 Consolidated VIEs [Member] CNY	Dec. 31, 2012 Consolidated VIEs [Member] CNY
Short-term debt
Accrued expenses and other payables							34,606	212,413	40,887	247,516	160,175
Deferred revenue							42,481	260,747	35,611	215,580	94,392
Income tax payable									1,700	10,291
Due to related parties
Payable for repurchase of common stock
Deferred tax liabilities
Total current liabilities							77,087	473,160	78,198	473,387	254,567
Other liabilities							3,625	22,253	3,676	22,253	10,852
Deferred tax liabilities							1,623	9,962	1,787	10,816	12,181
Total non-current liabilities							5,248	32,215	5,463	33,069	23,033
Total liabilities							$ 82,335	505,375	$ 83,661	506,456	277,600
Ordinary shares, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060		68,788,940	68,788,940
Ordinary shares, shares issued	39,335,859	36,347,496		68,788,940	68,788,940
Ordinary shares, Shares outstanding	39,335,859	36,347,496		68,788,940	68,788,940